Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 19,113	$ 17,807
Lease liabilities	675
Issue of loans	500	2,971
Repayment of loans	(1,500)	(1,400)
Movement in short-term borrowings	(516)	(98)
Repayment of lease liabilities	(186)
Total changes in liabilities arising on financing activities	(1,702)	1,473
Movement in overdrafts	(13)	8
New lease liabilities	173
Exchange	(62)	(177)
Other movements	(2)	2
Liabilities arising from financing activities at end of period	$ 18,227	$ 19,113
IFRS 16
Reconciliation of liabilities
Lease liabilities			$ 720